ACQUISITION OF BUSINESSES (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
Consideration Transferred:

US$ MILLIONS
Cash	$803
Total consideration	$803
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$95
Accounts receivable and other	134
Property, plant and equipment	2,444
Intangible assets	288
Assets held for sale(2)	270
Accounts payable and other liabilities	(252)
Lease liabilities	(1,330)
Liabilities held for sale(2)	(70)
Deferred income tax liabilities	(205)
Net assets acquired	$1,374
Bargain purchase gain	$571
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information in order to assess the fair values of property, plant, and equipment, intangible assets, deferred income taxes and the resulting impact to the bargain purchase gain on the date of the acquisition.
2.Refer to Note 4 Assets and Liabilities Classified as Held for Sale, for further details.
Consideration Transferred:

US$ MILLIONS
Cash	$350
BIPC exchangeable shares	751
Pre-existing interest in the business	55
Total consideration	$1,156
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$491
Accounts receivable and other(2)	1,871
Property, plant and equipment	8,811
Intangible assets	710
Goodwill	1,163
Accounts payable and other liabilities	(408)
Non-recourse borrowings	(7,041)
Deferred income tax liabilities	(444)
Net assets acquired before non-controlling interest	5,153
Non-controlling interest(3)	(3,997)
Net assets acquired	$1,156
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisition.
2.Accounts receivable and other primarily comprised of finance lease receivables, trade receivables, and other financial assets.
3.Non-controlling interest includes $641 million of preferred equity instruments transferred as part of the acquisition, remaining balance represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$566
Total consideration	$566
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$189
Accounts receivable and other	287
Property, plant and equipment	35
Investment properties	3,244
Intangible assets	6
Goodwill	808
Accounts payable and other liabilities	(258)
Non-recourse borrowings	(845)
Deferred income tax liabilities	(418)
Net assets acquired before non-controlling interest	3,048
Non-controlling interest(2)	(2,482)
Net assets acquired	$566
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of investment properties, deferred income taxes and the resulting impact to goodwill as at the date of the acquisition.
2.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$35
Pre-existing interest in businesses	35
Total consideration	$70
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$36
Accounts receivable and other	9
Intangible assets	477
Goodwill	25
Accounts payable and other liabilities	(44)
Non-recourse borrowings	(192)
Deferred income tax liabilities	(83)
Net assets acquired before non-controlling interest	228
Non-controlling interest(1)	(158)
Net assets acquired	$70
1.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$1,249
Total consideration	$1,249
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$205
Accounts receivable and other	827
Property, plant and equipment	118
Intangible assets	2,827
Goodwill	3,338
Accounts payable and other liabilities	(792)
Non-recourse borrowings	(1,006)
Deferred income tax liabilities	(613)
Net assets acquired before non-controlling interest	4,904
Non-controlling interest(1)	(3,655)
Net assets acquired	$1,249
1.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.